Provisions (Tables)	12 Months Ended
Mar. 31, 2024
Provisions
Schedule of Provisions

	Asset
	retirement	Legal and
	obligations	regulatory	Restructuring	Other	Total
	€m	€m	€m	€m	€m
1 April 2022	1,470	449	302	327	2,548
Exchange movements	(22)	(28)	–	(2)	(52)
Disposal of subsidiaries	(578)	(8)	(2)	(2)	(590)
Amounts capitalised in the year	185	–	–	–	185
Amounts charged to the income statement	–	138	425	126	689
Utilised in the year - payments	(59)	(44)	(181)	(123)	(407)
Amounts released to the income statement	(1)	(77)	(36)	(48)	(162)
Other	35	–	–	–	35
31 March 2023	1,030	430	508	278	2,246
Exchange movements	(7)	(24)	3	(3)	(31)
Amounts capitalised in the year	146	–	–	–	146
Amounts charged to the income statement	–	162	774	206	1,142
Utilised in the year - payments	(54)	(72)	(290)	(116)	(532)
Amounts released to the income statement	(5)	(131)	(7)	(43)	(186)
Transfer to liabilities held for sale	(177)	(96)	(46)	(31)	(350)
Other	–	–	–	13	13
31 March 2024	933	269	942	304	2,448

Schedule of Provisions analysed between current and non-current

	Asset
	retirement	Legal and
	obligations	regulatory	Restructuring	Other	Total
	€m	€m	€m	€m	€m
Current liabilities	59	232	361	181	833
Non-current liabilities	874	37	581	123	1,615
31 March 2024	933	269	942	304	2,448

	Asset
	retirement	Legal and
	obligations	regulatory	Restructuring	Other	Total
	€m	€m	€m	€m	€m
Current liabilities	61	193	298	122	674
Non-current liabilities	969	237	210	156	1,572
31 March 2023	1,030	430	508	278	2,246